Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	The Compensation Committee grants annual stock-based awards, including stock options, each year at its first regularly scheduled meeting held in January or February to coincide with compensation adjustments effective at the beginning of each year. The Compensation Committee is aware that the meeting during which it makes such annual stock-based
awards precedes the date the Company releases its fourth quarter and annual financial results. While the Company does not time the release of its fourth quarter and annual financial results for the purpose of affecting the value of executive compensation, the Compensation Committee recognizes that the release could affect the market value of the Company’s stock and the underlying value of the stock-based
awards made to executives at the meeting. The Compensation Committee believes that executives will not necessarily gain over the long run from the short-term
benefit of a positive release because the Company’s stock price fluctuates over time, all of the awards have multi-year
vesting schedules and stock options have historically been held for several years prior to exercise. In addition, any gain from a positive benefit in some years may be offset by earnings releases in other years that negatively affect the market value of the Shares.
MNPI Disclosure Timed for Compensation Value	false